Short-term Bills Payable (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Bills Payable [Abstract]
Summary of Short-term Bills Payable
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Commercial paper payable	$7,000	$—
Less: Discounts on commercial paper payable	(1)	$—
	$6,999	$—

Summary of Annual Interest Rates of Commercial Paper Payable	The annual interest rates of commercial paper payable were as follows:
	December 31
	2020	2021
Commercial paper payable	0.34%-0.36%	—